Earnings per share - Basic and Diluted EPS (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Loss for the period	$ (11,736)	$ (16,591)	$ (29,463)	$ (33,298)
Less: net loss attributable to non-controlling interest	3	1	6	4
Loss attributable to Equity of the Company	$ (11,739)	$ (16,592)	$ (29,469)	$ (33,302)
Denominator
Weighted average number of shares for basic EPS (in shares)	247,941,029	247,430,326	247,823,781	246,184,907
Weighted average number of shares for diluted EPS (in shares)	247,941,029	247,430,326	247,823,781	246,184,907
Loss per share - basic (in dollars per share)	$ (0.05)	$ (0.07)	$ (0.12)	$ (0.14)
Loss per share - diluted (in dollars per share)	$ (0.05)	$ (0.07)	$ (0.12)	$ (0.14)